BORROWINGS - Schedule of Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Nominal amount of outstanding borrowings	$ 1,269.5	$ 1,066.9	$ 1,161.0
Borrowing costs	(16.3)	(13.9)	(13.5)
Total	1,258.0	1,059.6	1,153.7
Right-of-use lease liabilities
Disclosure of detailed information about borrowings [line items]
Right-of-use lease liabilities	4.8	6.6	6.2
Falling due within one year
Disclosure of detailed information about borrowings [line items]
Nominal amount of outstanding borrowings	175.7	172.5	197.3
Falling due between one and two years
Disclosure of detailed information about borrowings [line items]
Nominal amount of outstanding borrowings	153.3	146.5	166.7
Falling due between two and three years
Disclosure of detailed information about borrowings [line items]
Nominal amount of outstanding borrowings	146.5	147.2	148.5
Falling due between three and four years
Disclosure of detailed information about borrowings [line items]
Nominal amount of outstanding borrowings	116.2	110.8	136.4
Falling due between four and five years
Disclosure of detailed information about borrowings [line items]
Nominal amount of outstanding borrowings	327.5	119.8	225.7
Falling due after five years
Disclosure of detailed information about borrowings [line items]
Nominal amount of outstanding borrowings	$ 350.3	$ 370.1	$ 286.4